FINANCING AND LOANS - Composition of loans and financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FINANCING AND LOANS
PRINCIPAL CURRENT	R$ 5,886,141	R$ 5,833,547
PRINCIPAL NON CURRENT	R$ 39,235,650	R$ 39,786,881
Financing and Loans
FINANCING AND LOANS
FEES CURRENT Avg Rate	7.94%	9.65%
FEES CURRENT Value	R$ 671,416	R$ 1,041,507
PRINCIPAL CURRENT	5,214,725	4,792,040
PRINCIPAL NON CURRENT	39,235,650	39,786,881
Foreign Currency
FINANCING AND LOANS
FEES CURRENT Value	188,801	189,136
PRINCIPAL CURRENT	467,736	863,028
PRINCIPAL NON CURRENT	10,755,792	11,039,691
Foreign currency excluding bonus and other
FINANCING AND LOANS
FEES CURRENT Value	8,925	11,918
PRINCIPAL CURRENT	467,736	863,028
PRINCIPAL NON CURRENT	R$ 1,657,219	R$ 2,065,021
Inter-American Development Bank (IADB)
FINANCING AND LOANS
FEES CURRENT Avg Rate	4.98%	4.40%
FEES CURRENT Value	R$ 686	R$ 1,382
PRINCIPAL CURRENT	55,746	85,242
PRINCIPAL NON CURRENT	R$ 324,638	R$ 374,763
Corporacin Andino de Fomento (CAF)
FINANCING AND LOANS
FEES CURRENT Avg Rate	3.61%	2.31%
FEES CURRENT Value	R$ 3,216	R$ 4,607
PRINCIPAL CURRENT	121,992	469,378
PRINCIPAL NON CURRENT	R$ 243,984	R$ 360,566
Kreditanstalt fur Wiederaufbau (KFW)
FINANCING AND LOANS
FEES CURRENT Avg Rate	2.47%	2.73%
FEES CURRENT Value	R$ 17	R$ 15
PRINCIPAL CURRENT	11,329	4,349
PRINCIPAL NON CURRENT	R$ 218,798	R$ 199,347
Eximbank
FINANCING AND LOANS
FEES CURRENT Avg Rate	2.00%	2.00%
FEES CURRENT Value	R$ 152	R$ 433
PRINCIPAL CURRENT	R$ 32,256	61,287
PRINCIPAL NON CURRENT		R$ 30,633
BNP Paribas
FINANCING AND LOANS
FEES CURRENT Avg Rate	2.18%	1.17%
FEES CURRENT Value	R$ 310	R$ 362
PRINCIPAL CURRENT	116,194	114,476
PRINCIPAL NON CURRENT	R$ 348,580	457,904
BIRD 7884
FINANCING AND LOANS
FEES CURRENT Avg Rate	2.35%
FEES CURRENT Value	R$ 4,543
PRINCIPAL CURRENT	130,219
PRINCIPAL NON CURRENT	521,219
Other
FINANCING AND LOANS
FEES CURRENT Value		5,119
PRINCIPAL CURRENT		128,296
PRINCIPAL NON CURRENT		641,808
Bonus
FINANCING AND LOANS
FEES CURRENT Value	179,877	177,218
PRINCIPAL NON CURRENT	R$ 9,097,000	R$ 8,962,525
Expires 07/30/2019
FINANCING AND LOANS
FEES CURRENT Avg Rate	6.88%	6.87%
FEES CURRENT Value	R$ 111,190	R$ 109,546
PRINCIPAL NON CURRENT	R$ 3,308,000	R$ 3,259,100
Expires 10/27/2021
FINANCING AND LOANS
FEES CURRENT Avg Rate	5.75%	5.75%
FEES CURRENT Value	R$ 68,687	R$ 67,672
PRINCIPAL NON CURRENT	5,789,000	5,703,425
Other
FINANCING AND LOANS
PRINCIPAL NON CURRENT	1,573	12,145
LLOYDS
FINANCING AND LOANS
PRINCIPAL NON CURRENT	1,573
National Currency
FINANCING AND LOANS
FEES CURRENT Value	482,615	852,371
PRINCIPAL CURRENT	4,746,989	3,929,012
PRINCIPAL NON CURRENT	R$ 28,479,858	R$ 28,747,190
Global Reversion Reserve (RGR)
FINANCING AND LOANS
FEES CURRENT Avg Rate	9.40%	5.00%
PRINCIPAL NON CURRENT	R$ 7,420,021	R$ 6,647,839
FIDC
FINANCING AND LOANS
FEES CURRENT Value	1,421
PRINCIPAL NON CURRENT	R$ 664,980
Banco do Brasil
FINANCING AND LOANS
FEES CURRENT Avg Rate	8.82%
FEES CURRENT Value	R$ 25,560	69,704
PRINCIPAL CURRENT	1,644,455	900,478
PRINCIPAL NON CURRENT	R$ 3,514,081	2,138,476
Caixa Economica Federal
FINANCING AND LOANS
FEES CURRENT Avg Rate	8.82%
FEES CURRENT Value	R$ 116,653	112,956
PRINCIPAL CURRENT	1,693,531	1,088,475
PRINCIPAL NON CURRENT	R$ 7,510,100	9,230,810
BNDES
FINANCING AND LOANS
FEES CURRENT Avg Rate	9.50%
FEES CURRENT Value	R$ 301,461	595,993
PRINCIPAL CURRENT	932,038	1,160,612
PRINCIPAL NON CURRENT	7,504,657	8,890,627
Banco da Amaznia
FINANCING AND LOANS
FEES CURRENT Value	11,124	16,289
PRINCIPAL CURRENT	127,271	226,500
PRINCIPAL NON CURRENT	427,643	404,998
Promissory Notes
FINANCING AND LOANS
FEES CURRENT Value		35,310
PRINCIPAL CURRENT		250,000
Santander
FINANCING AND LOANS
FEES CURRENT Value	109
PRINCIPAL CURRENT	25,590	177,311
PRINCIPAL NON CURRENT	124,410	354,622
State Grid
FINANCING AND LOANS
FEES CURRENT Value	14,203
PRINCIPAL NON CURRENT	R$ 687,857	318,471
Other Financial Institutions
FINANCING AND LOANS
FEES CURRENT Avg Rate	9.84%
FEES CURRENT Value	R$ 12,084	22,119
PRINCIPAL CURRENT	324,104	125,636
PRINCIPAL NON CURRENT	R$ 626,109	R$ 761,347
CDI (Interbank Deposit Certificate) | FIDC
FINANCING AND LOANS
FEES CURRENT Avg Rate	2.00%
CDI (Interbank Deposit Certificate) | Banco da Amaznia
FINANCING AND LOANS
FEES CURRENT Avg Rate	8.61%
CDI (Interbank Deposit Certificate) | Santander
FINANCING AND LOANS
FEES CURRENT Avg Rate	2.50%
IPCA (consumer price index) | State Grid
FINANCING AND LOANS
FEES CURRENT Avg Rate	3.69%